11. SEGMENTED INFORMATION	12 Months Ended
Sep. 30, 2024
Notes
11. SEGMENTED INFORMATION

11.SEGMENTED INFORMATION

The Company has one reportable operating segment, that being the acquisition and exploration of mineral properties.  Geographical information is as follows:

	September 30, 2024	September 30, 2023
Non-current assets
USA	$75,889	$784,997
Canada	6,816,183	6,178,063
	$6,892,072	$6,963,060